Renaissance IPO ETF
PORTFOLIO OF INVESTMENTS (Unaudited)
June 30, 2020

Shares		Value (US$)
	COMMON STOCKS - 99.7%
	COMMUNICATION SERVICES - 7.0%
	Entertainment - 3.0%
109,801	Tencent Music Entertainment Group - ADR *	$1,477,921
18,278	Warner Music Group Corp. - Cl. A *	539,201
		2,017,122
	Interactive Media & Services - 4.0%
95,053	Pinterest, Inc. - Cl. A *	2,107,325
10,763	ZoomInfo Technologies, Inc. - Cl. A *	549,236
		2,656,561
		4,673,683
	CONSUMER DISCRETIONARY - 16.2%
	Automobiles - 2.2%
193,477	NIO, Inc. - ADR *	1,493,643

	Diversified Consumer Services - 0.9%
10,478	GSX Techedu, Inc. - ADR * (a)	628,575

	Internet & Direct Marketing Retail - 10.7%
12,690	Chewy, Inc. - Cl. A *	567,116
53,468	Farfetch, Ltd. - Cl. A *	923,392
65,370	Pinduoduo, Inc. - ADR *	5,611,361
		7,101,869
	Leisure Equipment & Products - 2.2%
25,018	Peloton Interactive, Inc. - Cl. A *	1,445,290

	Textiles, Apparel & Luxury Goods - 0.2%
10,007	Levi Strauss & Co. - Cl. A	134,094
		10,803,471
	CONSUMER STAPLES - 5.0%
	Food & Staples Retailing - 1.8%
32,198	BJ’s Wholesale Club Holdings, Inc. *	1,200,019

	Food Products - 2.6%
12,998	Beyond Meat, Inc. *	1,741,472

	Household Products - 0.6%
11,589	Reynolds Consumer Products, Inc.	402,602
		3,344,093
	FINANCIALS - 3.1%
	Capital Markets - 3.1%
19,420	Tradeweb Markets, Inc. - Cl. A	1,129,079
22,533	XP, Inc. - Cl. A *	946,611
		2,075,690
		2,075,690
	HEALTH CARE - 22.1%
	Biotechnology - 8.1%
5,721	Allakos, Inc. *	411,111
11,402	Allogene Therapeutics, Inc. *	488,234
63,555	Moderna, Inc. *	4,080,867
10,886	Vir Biotechnology, Inc. *	445,999
		5,426,211
	Health Care Providers & Services - 2.1%
17,567	Guardant Health, Inc. *	1,425,211

	Health Care Technology - 1.5%
12,745	Livongo Health, Inc. *	958,297

See Accompanying Notes to Financial Statements.

Renaissance IPO ETF
PORTFOLIO OF INVESTMENTS (Unaudited)
June 30, 2020 (Continued)

Shares		Value (US$)
	Life Sciences Tools & Services - 6.0%
12,873	10X Genomics, Inc. - Cl. A *	$1,149,687
16,824	Adaptive Biotechnologies Corp. *	813,945
97,422	Avantor, Inc. *	1,656,174
14,621	PPD, Inc. *	391,843
		4,011,649
	Pharmaceuticals - 4.4%
94,559	Elanco Animal Health, Inc. *	2,028,290
17,867	Royalty Pharma PLC - Cl. A *	867,443
		2,895,733
		14,717,101
	INDUSTRIALS - 12.7%
	Commercial Services & Supplies - 1.0%
37,356	GFL Environmental, Inc.	701,172

	Road & Rail - 11.7%
56,380	Lyft, Inc. - Cl. A *	1,861,104
190,407	Uber Technologies, Inc. *	5,917,850
		7,778,954
		8,480,126
	INFORMATION TECHNOLOGY - 33.6%
	IT Services - 2.1%
36,714	StoneCo, Ltd. - Cl. A *	1,423,035

	Software - 31.5%
30,827	Anaplan, Inc. *	1,396,771
25,789	Cloudflare, Inc. - Cl. A *	927,114
27,278	Crowdstrike Holdings, Inc. - Cl. A *	2,735,711
36,063	Datadog, Inc. - Cl. A *	3,135,678
35,913	Dynatrace, Inc. *	1,458,068
12,925	Elastic NV *	1,191,814
7,473	OneConnect Financial Technology Co., Ltd. - ADR *	136,457
88,696	Slack Technologies, Inc. - Cl. A *	2,757,559
11,010	SolarWinds Corp. *	194,547
27,964	Zoom Video Communications, Inc. - Cl. A *	7,089,992
		21,023,711
		22,446,746

	TOTAL COMMON STOCKS (Cost - $60,854,290)	66,540,910
	SHORT-TERM INVESTMENTS - 0.9%
561,085	State Street Navigator Securities Lending Government Money Market Portfolio (b)	561,085

	TOTAL SHORT-TERM INVESTMENTS (Cost - $561,085)	561,085

See Accompanying Notes to Financial Statements.

Renaissance IPO ETF
PORTFOLIO OF INVESTMENTS (Unaudited)
June 30, 2020 (Continued)

TOTAL INVESTMENTS - 100.6% (Cost - $61,415,375) (c)	$67,101,995
LIABILITIES LESS OTHER ASSETS - (0.6)%	(375,359)
NET ASSETS - 100.0%	$66,726,636

*	Non-income producing security.

(a)	Securities (or a portion of the security) on loan. As of June 30, 2020, the market value of securities loaned was $565,706. The loaned securities were secured with cash collateral of $561,085. Collateral is calculated based on prior day’s prices.

(b)	Represents investments of cash collateral received in connection with securities lending.

(c)	Represents cost for financial reporting purposes. The cost for Federal income tax purposes is $61,415,375. At June 30, 2020, net appreciation for all securities was $5,686,620. This consists of aggregate gross unrealized appreciation of $8,298,458 and aggregate gross unrealized depreciation of $2,611,838.

ADR - American Depositary Receipt

PLC - Public Limited Company

See Accompanying Notes to Financial Statements.

Renaissance International IPO ETF
PORTFOLIO OF INVESTMENTS (Unaudited)
June 30, 2020

Shares		Value (US$)
	COMMON STOCKS - 97.3%
	BRAZIL - 2.4%
19,672	Hapvida Participacoes e Investimentos SA	$224,896
22,299	Neoenergia SA	78,402
		303,298
	BRITAIN - 2.3%
170,603	Quilter PLC	294,155

	CHILE - 0.4%
27,768	Plaza SA	46,821

	CHINA - 47.8%
6,710	CanSino Biologics, Inc. - Cl. H *	185,097
38,560	China East Education Holdings, Ltd.	69,752
110,500	China Feihe, Ltd. (a)	221,271
4,348,510	China Tower Corp., Ltd. - Cl. H	768,655
13,350	Ganfeng Lithium Co., Ltd. - Cl. H	61,751
33,240	Haidilao International Holding, Ltd. (a)	140,242
89,440	Hansoh Pharmaceutical Group Co., Ltd. *	421,206
109,440	Innovent Biologics, Inc. *	811,922
57,890	Meituan Dianping - Cl. B *	1,283,955
7,900	Pharmaron Beijing Co., Ltd. - Cl. H	81,543
12,430	Poly Property Development Co., Ltd. - Cl. H (a)	125,094
45,304	Shandong Gold Mining Co., Ltd. - Cl. H	96,214
162,860	Shenwan Hongyuan Group Co., Ltd. - Cl. H *	44,967
77,480	Tongcheng-Elong Holdings, Ltd. *	139,555
124,550	Topsports International Holdings, Ltd.	159,092
19,002	WuXi AppTec Co., Ltd. - Cl. H	246,888
749,010	Xiaomi Corp. - Cl. B *	1,240,860
		6,098,064
	FRANCE - 1.9%
8,107	La Francaise des Jeux SAEM	250,111

	GERMANY - 9.1%
4,486	Knorr-Bremse AG *	454,761
11,373	TeamViewer AG *	620,989
4,661	Traton SE *	91,055
		1,166,805
	HONG KONG - 5.4%
109,800	Budweiser Brewing Co., APAC, Ltd.	319,462
113,100	ESR Cayman, Ltd. *	267,337
13,570	Shanghai Junshi Bioscience Co., Ltd. *	97,785
40,580	Tianhe Chemicals Group, Ltd. * (b)	—
		684,584
	INDIA - 2.1%
14,600	Embassy Office Parks REIT *	66,132
3,897	HDFC Asset Management Co., Ltd.	128,156
9,330	SBI Cards & Payment Services, Ltd.	77,725
		272,013
	ITALY - 4.5%
32,951	Nexi S.p.A. *	570,115

	JAPAN - 9.7%
96,990	Softbank Corp.	1,235,112

	NORWAY - 1.6%
20,957	Adevinta ASA *	210,980

	SWEDEN - 2.6%
18,738	EQT AB	336,123

See Accompanying Notes to Financial Statements.

Renaissance International IPO ETF
PORTFOLIO OF INVESTMENTS (Unaudited)
June 30, 2020 (Continued)

Shares		Value (US$)
	SWITZERLAND - 4.1%
23,657	SIG Combibloc Group AG *	$382,777
3,559	Stadler Rail AG * (a)	146,499
		529,276
	THAILAND - 1.7%
665,820	Asset World Corp. PCL	83,153
107,600	Osotspa PCL	132,292
		215,445
	UAE - 1.7%
39,217	Network International Holdings PLC *	214,299

	TOTAL COMMON STOCKS (Cost - $11,584,250)	12,427,201
	SHORT-TERM INVESTMENTS - 2.2%
276,894	State Street Navigator Securities Lending Government Money Market Portfolio (c)	276,894

	TOTAL SHORT-TERM INVESTMENTS (Cost - $276,894)	276,894

	TOTAL INVESTMENTS - 99.5% (Cost - $11,861,144) (d)	$12,704,095
	LIABILITIES LESS OTHER ASSETS - 0.5%	62,247
	NET ASSETS - 100.0%	$12,766,342

*	Non-income producing security.

(a)	Securities (or a portion of the security) on loan. As of June 30, 2020, the market value of securities loaned was $446,049. The loaned securities were secured with non-cash collateral with a value of $193,303. The non-cash collateral received consists primarily of U.S. Treasuries, and is held for the benefit of the Fund at the Fund’s custodian. The Fund cannot repledge or resell this collateral. Collateral is calculated based on prior day’s prices.

(b)	Security has been deemed worthless by the Advisor in accordance with the valuation policies and procedures approved by the Board of Trustees. The Advisor has determined this security to be a Level 3.

(c)	Represents investments of cash collateral received in connection with securities lending.

(d)	Represents cost for financial reporting purposes. The cost for Federal income tax purposes is $11,861,144. At June 30, 2020, net appreciation for all securities was $842,951. This consists of aggregate gross unrealized appreciation of $1,127,530 and aggregate gross unrealized depreciation of $284,579.

PLC - Public Limited Company

REIT - Real Estate Investment Trust

See Accompanying Notes to Financial Statements.

Renaissance IPO ETFs
Notes to Financial Statements
For the Period Ended June 30, 2020 (Unaudited)

The following is a summary of significant accounting policies followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

SECURITY VALUATION: The values of the Funds’ securities are based on the securities’ closing prices on their principal markets, where available. In the absence of a last reported sales price, values may be based on the mean between the last bid and ask prices, if available. For restricted securities, as well as securities or other assets for which market quotations are not readily available or are unreliable, those securities are to be valued at fair value using good faith estimates as determined in accordance with the Trust’s Fund Securities Valuation Procedures, which is approved annually by the Board of Trustees (the “Board”). There is no single standard for determining the fair value of such securities. Rather, in determining the fair value of a security, the Fair Value Committee, after consulting with representatives of the Fund’s Adviser, Renaissance Capital LLC (the “Advisor”), and/or the Fund’s Administrator, State Street Bank and Trust, shall take into account the relevant factors and surrounding circumstances, a few of which may include: (i) market prices for a security or securities deemed comparable, including the frequency of trades or quotes for the security and comparable securities; (ii) dealer valuations of a security or securities deemed comparable; (iii) short-term instruments with maturities of 60 days or less at the date of the purchase are valued at amortized cost, which approximates fair value; short-term instruments with maturities greater than 60 days at the date of purchase are valued at the midpoint between the latest available and representative asked and bid prices, and commencing 60 days prior to maturity such securities are valued at amortized cost; and (iv) determinations of value by one or more pricing services for a security or securities deemed comparable. The Funds may also use fair value pricing in a variety of circumstances, including, but not limited to, situations where the value of a security in a Fund’s portfolio has been materially affected by events occurring after the close of the market on which the security is principally traded, or where trading in a security has been suspended or halted. Fair value pricing involves subjective judgments and it is possible that a fair value determination for a security is materially different than the value that could be realized upon the sale of the security. In addition, fair value pricing could result in a difference between the prices used to calculate the NAV of the Funds and the prices used by each of the Funds’ benchmark indices, the Renaissance IPO Index and the Renaissance International IPO Index, respectively (the “Indices”). This may adversely affect the Funds’ ability to track the Indices.

The Funds utilize various methods to measure the fair value of most of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. At June 30, 2020, all of the Funds’ investments were valued based on Level 1 inputs, except as noted and detailed on the Portfolio of Investments.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes.